Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of earnings per share
The following table summarizes the weighted average shares used in calculating net income per share:

	2020	2019
Weighted average shares – basic	529,339,710	545,674,158
Dilutive impact of share-based compensation	—	—
Weighted average shares – diluted (1)	529,339,710	545,674,158
(1)Excludes the impact of 2,413,733 weighted average shares related to share-based compensation that were anti-dilutive for the year ended December 31, 2020 (year ended December 31, 2019 - 310,288).